CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets:
Total current assets	$ 67,252,000	$ 65,191,000
Total Assets	402,772,000	473,091,000
Current liabilities:
Due to related party	357,000	449,000
Total current liabilities	91,580,000	103,122,000
Total Liabilities	477,611,000	471,629,000
Commitments and contingencies
Stockholders' Equity (Deficit)
Common stock	3,000	3,000
Additional paid-in capital	239,722,000	223,085,000
Accumulated deficit	(314,564,000)	(221,626,000)
Total Stockholders' Equity (Deficit)	(74,839,000)	1,462,000
Total Liabilities and Stockholders' Equity (Deficit)	402,772,000	473,091,000
Seaport Global Acquisition Corp
Current Assets:
Cash	61,743	948,584
Prepaid Expenses	177,159	308,515
Total current assets	238,902	1,257,099
Investments held in Trust Account	145,218,069	145,194,202
Total Assets	145,460,087	146,451,301
Current liabilities:
Current liability - accounts payable and accrued expenses	530,044	118,844
Due to related party		10,000
Total current liabilities	530,044	128,844
Warrant liability	16,467,107	17,322,751
Deferred Underwriting fee payable	5,031,250	5,031,250
Total Liabilities	22,028,401	22,482,845
Commitments and contingencies
Class A common stock subject to possible redemption,14,375,000 shares at redemption value	145,218,069	145,194,202
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding (less shares subject to possible redemption)	0	0
Accumulated deficit	(21,786,742)	(21,226,105)
Total Stockholders' Equity (Deficit)	(21,786,383)	(21,225,746)
Total Liabilities and Stockholders' Equity (Deficit)	145,460,087	146,451,301
Class A Common Stock | Seaport Global Acquisition Corp
Stockholders' Equity (Deficit)
Common stock	0	0
Class A Common Stock Subject to Redemption | Seaport Global Acquisition Corp
Current liabilities:
Total Liabilities		22,482,845
Class A common stock subject to possible redemption,14,375,000 shares at redemption value		145,194,202
Stockholders' Equity (Deficit)
Accumulated deficit		(21,226,105)
Total Stockholders' Equity (Deficit)		(21,225,746)
Class B Common Stock | Seaport Global Acquisition Corp
Stockholders' Equity (Deficit)
Common stock	359	359
Total Stockholders' Equity (Deficit)	$ 359	$ 359